ORGANIZATION AND NATURE OF OPERATIONS (Details)	Jun. 30, 2013
Lucas Korea
List of all subsidiaries
Percentage of ownership	100.00%
Ecosfer Korea
List of all subsidiaries
Percentage of ownership	100.00%
ReneSola UK
List of all subsidiaries
Percentage of ownership	100.00%
ReneSola Shanghai
List of all subsidiaries
Percentage of ownership	100.00%
Renesola Zagreb
List of all subsidiaries
Percentage of ownership	100.00%